Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest on Debt
Interest capitalized	$ 9	$ 5	$ 3
Total interest paid and accrued	1,949	1,566	1,550
Cost of financing
Interest on Debt
Interest paid and accrued	334	346	392
Interest expense
Interest on Debt
Interest paid and accrued	$ 1,607	$ 1,216	$ 1,155